UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

     Washington, D.C. 20549

_______________________

FORM 10-D

________________________

     Asset-Backed Issuer Distribution Report Pursuant to Section 13 or 15(d) of The Securities Exchange Act of 1934

For the monthly distribution period from April 1, 2014 to April 30, 2014

Commission File Number:		Commission File Number:	Commission File Number:
333-141703-02		000-23108	033-54804

DISCOVER CARD		DISCOVER CARD	DISCOVER BANK
EXECUTION NOTE TRUST		MASTER TRUST I
(Exact name of the issuing entity in		(Exact name of the issuing entity in	(Exact name of the
respect of the Notes as specified in its		respect of the Series 2007-CC Collateral	sponsor and depositor
charter)		Certificate)	as specified in its charter)

Delaware		Delaware	Delaware
(State or jurisdiction of incorporation or		(State or jurisdiction of incorporation or	(State or jurisdiction of incorporation or
organization of the issuing entity)		organization of the issuing entity)	organization of the sponsor and depositor)

c/o Wilmington Trust Company		c/o Discover Bank	12 Read’s Way
Rodney Square North		12 Read’s Way	New Castle, Delaware
1100 North Market Street		New Castle, Delaware	19720
Wilmington, Delaware		19720
19890-0001
(Address of principal executive offices		(Address of principal executive offices	(Address of principal executive offices of
of the issuing entity)		of the issuing entity)	of the sponsor and depositor)

51-0020270
(IRS Employer Identification
No. of the sponsor and
depositor)

(302) 323-7315
(Telephone Number, including area code)

Registered/reporting pursuant to (check one)

Section 12(b) Section 12(g)	Section 12(g)	Section 15(d)	Name of Exchange
Title of Class			(If Section 12(b))
DiscoverSeries Class A Notes		[x]
DiscoverSeries Class B Notes		[x]

DiscoverSeries Class C Notes	[x]

Credit Card Pass -Through Certificates	[x]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No

PART I DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

The interest of Discover Card Execution Note Trust (the "Note Issuance Trust") in credit card receivables is held solely in the form of an interest in a collateral certificate issued by Discover Card Master Trust I (the "Master Trust"). No assets securitized by Discover Bank, the depositor, and held by the Master Trust were the subject of a demand to repurchase or replace for breach of representations and warranties during the monthly distribution period from April 1, 2014 to April 30, 2014.

Monthly Performance Data

The information required by Item 1121 of Regulation AB is provided in the reports attached hereto as Exhibits 99.1 and 99.2.

Of the accounts designated to the Master Trust, all have been originated at least 60 months prior to the date of this report. Seasoned accounts in general perform differently than newly originated or less seasoned accounts, typically with lower charge-off rates and higher payment rates. The aggregate Discover card portfolio represents all accounts originated by Discover Bank including those accounts not designated to the Master Trust and accordingly, the performance of the Discover card portfolio may differ materially from the performance of the Master Trust, and through the collateral certificate, the Note Issuance Trust.

PART II OTHER INFORMATION

Item 3. Sales of Securities and Use of Proceeds

Class A(2014-3) Notes

On May 5, 2014, $1,000,000,000 principal amount of DiscoverSeries Class A(2014-3) Notes (the "Class A(2014-3) Notes") were issued pursuant to the Indenture, dated as of July 26, 2007, as amended by the First Amendment to Indenture, dated as of June 4, 2010 (the "Indenture"), and as supplemented by the Amended and Restated Indenture Supplement, dated as of June 4, 2010 (the "Indenture Supplement"), and the Class A(2014-3) Terms Document, dated as of May 5, 2014, as the same may be further amended, supplemented, restated, amended and restated, replaced or otherwise modified from time to time, each between the Note Issuance Trust, as Issuer, and U.S. Bank National Association, as Indenture Trustee. The issuance was underwritten by Barclays Capital Inc., and Credit Suisse Securities (USA) LLC, as joint lead managers, and by J.P. Morgan Securities LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, Mitsubishi UFJ Securities (USA), Inc., RBC Capital Markets, LLC, and SG Americas Securities, LLC as co-managers, pursuant to the Underwriting Agreement, and related Terms Agreement, in each case dated April 28, 2014, among the Note Issuance Trust, Discover Bank, Barclays Capital Inc., and Credit Suisse Securities (USA) LLC. Information regarding the Class A(2014-3) Notes and the sale thereof has been previously disclosed in the prospectus dated April 28, 2014, and the prospectus supplement thereto dated April 28, 2014 (collectively, the "Class A(2014-3) Prospectus"), each previously filed by us with the Securities and Exchange Commission on April 29, 2014 (file numbers 333-191359, 333-191359-01 and 333-191359-02).

The Note Issuance Trust paid the proceeds from the sale of the Class A(2014-3) Notes to Discover Bank in exchange for a $1,000,000,000 increase in the investor interest in receivables represented by the collateral certificate. Discover Bank added these proceeds to its general funds.

The Note Issuance Trust owns the Series 2007-CC collateral certificate issued by the Master Trust pursuant to the Second Amended and Restated Pooling and Servicing Agreement, dated as of June 4, 2010, as amended (the "Pooling and Servicing Agreement"), between Discover Bank and U.S. Bank National Association as Trustee, and the Series 2007-CC Supplement, dated as of July 26, 2007, as amended (the "Series 2007-CC Supplement"), between Discover Bank as Master Servicer, Servicer and Seller and U.S. Bank National Association as Trustee of the Master Trust. The Note Issuance Trust issues DiscoverSeries notes secured by the collateral certificate and its other assets. Allocations of cash flows from the asset pool and any expenses or losses by the Master Trust to the holders of the collateral certificate, and other series of trust certificates issued by the Master Trust, if any, are described in the Class A(2014-3) Prospectus. Allocations of cash flows from the asset pool and any expenses or losses by the Indenture Trustee to the holders of the notes are also described in the Class A(2014-3) Prospectus.

In general, the subordinated notes of the DiscoverSeries serve as credit enhancement for all of the senior notes of the DiscoverSeries, regardless of whether the subordinated notes are issued before, at the same time as or after the senior notes of the DiscoverSeries. The Class A(2014-3) Notes receive credit enhancement through the subordination of interest and principal payments on Class B notes, Class C notes and Class D notes and through loss protection provided by such notes. The amount of subordination available to provide credit enhancement to any tranche of notes is limited by its available subordinated amount of each class of notes that is subordinated to it. Each senior tranche of notes has access to credit enhancement from those subordinated notes only in an amount not exceeding its required subordinated amount minus the amount of usage of that required subordinated amount. When we refer to “usage of the required subordinated amount,” we refer to the amount by which the nominal liquidation amount of subordinated notes providing credit enhancement to that tranche of senior notes has declined as a result of losses relating to charged-off receivables and the application of subordinated notes’ principal allocation to pay interest on senior classes and servicing fees. Relative priority among notes and the rights to the underlying pool assets are more fully described in the Class A(2014-3) Prospectus.

Class C(2014-2) Notes and Class B(2014-2) Notes

Class C(2014-2) Notes. On April 30, 2014, $570,000,000 aggregate principal amount of DiscoverSeries Class C(2014-2) Notes (the “Class C(2014-2) Notes”) were issued pursuant to the Indenture, as supplemented by the Indenture Supplement and the Class C(2014-2) Terms Document, dated as of April 30, 2014, each between the Note Issuance Trust, as Issuer, and U.S. Bank National Association, as Indenture Trustee. The Class C(2014-2) Notes were privately offered and issued in reliance upon the exemption contained in Section 4(a)(2) of the Securities Act of 1933, as amended (the "Act"). The Class C(2014-2) Notes were sold at a discount for cash, do not bear interest or receive coupon payments and are not subject to underwriting discounts or commissions. The initial Outstanding Dollar Principal Amount was $552,123,660 reflecting a discount of $17,876,340.

Class B(2014-2) Notes. On April 30, 2014, $400,000,000 aggregate principal amount of DiscoverSeries Class B(2014-2) Notes (the “Class B(2014-2) Notes”) were issued pursuant to the Indenture, as supplemented by the Indenture Supplement and the Class B(2014-2) Terms Document, dated as of April 30, 2014, each between the Note Issuance Trust, as Issuer, and U.S. Bank National Association, as Indenture Trustee. The Class B(2014-2) Notes were privately offered and issued in reliance upon the exemption contained in Section 4(a)(2) of the Act. The Class B(2014-2) Notes were sold at a discount for cash, do not bear interest or receive coupon payments and are not subject to underwriting discounts or commissions. The initial Outstanding Dollar Principal Amount was $391,799,200 reflecting a discount of $8,200,800.

The Note Issuance Trust owns the Series 2007-CC collateral certificate issued by the Master Trust pursuant to the Pooling and Servicing Agreement, between Discover Bank and U.S. Bank National Association as Trustee, and the Series 2007-CC Supplement, between Discover Bank as Master Servicer, Servicer and Seller and U.S. Bank National Association as Trustee of the Master Trust. The Note Issuance Trust issues DiscoverSeries notes secured by the collateral certificate and its other assets. Allocations of cash flows from the asset pool and any expenses or losses by the Master Trust to the holders of the collateral certificate, and other trust certificates issued by the Master Trust, if any, are described in the Class A(2014-3) Prospectus. Allocations of cash flows from the asset pool and any expenses or losses by the Indenture Trustee to the holders of the notes are also described in the Class A(2014-3) Prospectus.

The Note Issuance Trust paid the proceeds of $943,922,860 from the sale of the Class B(2014-2) Notes and the Class C(2014-2) Notes to Discover Bank in exchange for a $970,000,000 increase in the investor interest in receivables represented by the collateral certificate. Discover Bank added these proceeds to its general funds.

The Class B(2014-2) Notes and Class C(2014-2) Notes are subordinated in right of payment of principal and interest to the Class A notes, bear losses before the Class A notes and provide loss protection to the Class A notes of the DiscoverSeries. The Class C(2014-2) Notes are also subordinated in right of payment of principal and interest to the Class B notes, bear losses before the Class B notes and provide loss protection to the Class B notes of the DiscoverSeries. Principal amounts allocable to subordinated notes may be applied to make interest payments on senior notes of the DiscoverSeries or to pay servicing fees on the receivables. Although the amount of loss protection provided by any Class B or Class C notes, as applicable, is limited to its proportionate share of the required subordinated amount of such class of notes for the applicable senior class of notes of the DiscoverSeries and may vary over time, at any time it is possible that the entire nominal liquidation amount of any tranche of Class B or Class C notes will provide loss protection to the senior notes of the DiscoverSeries. Relative priority among notes and rights to the underlying pool assets are more fully described in the Class A (2014-3) Prospectus.

In general, the subordinated notes of the DiscoverSeries serve as credit enhancement for all of the senior notes of the DiscoverSeries, regardless of whether the subordinated notes are issued before, at the same time as or after the senior notes of the DiscoverSeries. The Class B(2014-2) Notes receive credit enhancement through the subordination of interest and principal payments on Class C and Class D notes and through loss protection provided by such notes. The Class C(2014-2) Notes receive credit enhancement through the subordination of interest and principal payments on Class D notes and through loss protection provided by such notes. The amount of subordination available to provide credit enhancement to any tranche of notes is limited by its available subordinated amount of each class of notes that is subordinated to it. Each senior tranche of notes has access to credit enhancement from those subordinated notes only in an amount not exceeding its required subordinated amount minus the amount of usage of that required subordinated amount. When we refer to “usage of the required subordinated amount,” we refer to the amount by which the nominal liquidation amount of subordinated notes providing credit enhancement to that tranche of senior notes has declined as a result of losses relating to charged-off receivables and the application of subordinated notes’ principal allocation to pay interest on senior classes and servicing fees. Relative priority among notes and the rights to the underlying pool assets are more fully described in the Class A(2014-3) Prospectus.

Increase in Principal Amount of Class D(2009-1) Notes

On April 30, 2014 and May 5, 2014, Discover Bank, pursuant to Section 2.03 of the Note Purchase Agreement (the “Note Purchase Agreement”), dated as of July 2, 2009, among Note Issuance Trust, as Issuer, Discover Bank, as Depositor, and the purchasers named therein and Section 2.06 of the Class D(2009-1) Terms Document, dated as of July 2, 2009, as the same may be further amended, supplemented, restated, amended and restated, replaced or otherwise modified from time to time, by and between the Note Issuance Trust, as Issuer, and U.S. Bank National Association, as Indenture Trustee, increased the Outstanding Dollar Principal Amount of the Class D(2009-1) Notes. The increase in the Outstanding Dollar Principal Amount of the Class D(2009-1) Notes on April 30, 2014 was in the amount of $132,272,727, resulting in an Outstanding Dollar Principal Amount of the Class D(2009-1) Notes of $2,330,454,546. The increase in the Outstanding Dollar Principal Amount of the Class D(2009-1) Notes on May 5, 2014 was in the amount of $136,363,636, resulting in an Outstanding Dollar Principal Amount of the Class D(2009-1) Notes of $2,466,818,182. The Class D(2009-1) Notes were sold to purchasers in reliance upon the exemption contained in Section 4(a)(2) of the Act. The Class D(2009-1) Notes were sold at par value for cash, with no applicable underwriting discounts or commissions. In connection with this increase, the investor interest in receivables represented by the collateral certificate issued by the Master Trust that secures the DiscoverSeries Notes was increased by $132,272,727 on April 30, 2014 and $136,363,636 on May 5, 2014. The Note Issuance Trust paid the net proceeds from this issuances to Discover Bank in exchange for increases in the investor interest in receivables represented by the collateral certificate.

Item 8. Other Information

Class A(2012-A) Notes. On April 21, 2014, the Note Issuance Trust, as Issuer of the DiscoverSeries Class A(2012-A) Notes (the “Class A(2012-A) Notes”), Discover Bank, as Depositor, Beneficiary, and Calculation Agent for the Note Issuance Trust, and the committed purchaser and purchaser of the Class A(2012-A) Notes and their agent agreed to (i) extend the existing termination date for the note purchase commitments to March 31, 2016, (ii) extend the existing liquidation commencement date of the Class A(2012-A) Notes to April 1, 2016, (iii) extend the existing expected maturity date of the Class A(2012-A) Notes to May 16, 2016, (iv) extend the existing expected principal payment date of the Class A(2012-A) Notes to May 16, 2016, subject in each case to the effect of early redemption events, and (v) extend the existing legal maturity date of the Class A(2012-A) Notes to November 15, 2018. In connection with any increase in the outstanding dollar principal amount of the Class A(2012-A) Notes, an interim expected maturity date and interim liquidation commencement date may be specified.

No Approval or Notification of Certain Events

The approval of, or notification to, outstanding certificateholders of the Master Trust, if any, or noteholders of the Note Issuance Trust is not required in connection with a new issuance of certificates or notes. Discover Bank, in its capacity as “Seller” under Pooling and Servicing Agreement may from time to time direct the trustee for the Master Trust to issue new series of certificates, or increase the size of outstanding series, if any, by issuing additional certificates, subject to certain requirements, including a requirement for rating agency consent or confirmation. Discover Bank, as beneficiary under the trust agreement for the Note Issuance Trust, may also direct the Note Issuance Trust to issue additional notes and may agree to increase the investor interest in receivables represented by the collateral certificate issued with respect to the Note Issuance Trust by a corresponding amount.

Discover Bank may, in its sole discretion, subject to certain limitations, designate additional credit card accounts originated by Discover Bank or its affiliates, the receivables in which are to be added to the Master Trust, or convey interests in other credit card receivables pools to the Master Trust. In addition, Discover Bank will be required to designate additional credit card accounts, the receivables in which are to be added to the Master Trust, if the aggregate amount of principal receivables in the Master Trust on the last day of any month is less than a minimum level that relates to the sum of investor interests for Series 2007-CC and any other series then outstanding. Discover Bank, subject to certain limitations, may, but is not obligated to, remove credit card accounts from the Master Trust. These limitations include confirmation that, notwithstanding the removal of accounts, the minimum principal receivables balance in the Master Trust will be maintained and affirmation from rating agencies that the removal will not cause a lowering or withdrawal of their then current ratings on any class of any outstanding series of certificates or notes.

Item 9. Exhibits

Exhibit No.	Description

99.1	Series 2007-CC Monthly Statement.
99.2	DiscoverSeries Monthly Statement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DISCOVER BANK
(Depositor)

/s/ Michael F. Rickert
Michael F. Rickert
Vice President, Chief Financial Officer
and Assistant Treasurer

Date: May 15, 2014

Exhibit Index

Exhibit No.	Description
99.1	Series 2007-CC Monthly Statement.
99.2	DiscoverSeries Monthly Statement.

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